Fair value of financial assets and financial liabilities and risk management - Working capital and going concern assessment (Details) R / shares in Units, $ in Millions						3 Months Ended	6 Months Ended						12 Months Ended
	Apr. 17, 2019	Apr. 15, 2019 ZAR (R) R / shares shares	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Jan. 01, 2019	Mar. 31, 2019 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)
Working capital and going concern assessment
Profit or loss							$ (13.0)	R (181,200,000)	$ (197.1)	R (2,599,000,000)	$ 6.5	R 78,300,000
Working capital								5,363,700,000						R 562,700,000
Assets less current liabilities																R 30,265,400,000	R 24,724,400,000
Cash from operating activities							93.6	R 1,327,200,000	731.7	9,863,400,000	189.7	2,333,800,000
Committed undrawn facilities																5,097,000,000	5,987,000,000
Cash and cash equivalents							$ 425.6		$ 177.6		$ 152.9					R 6,000,400,000	R 2,549,100,000	R 2,099,600,000	$ 166.9	R 2,062,400,000
Actual leverage ratio							3.2		2.5		2.6					3.2	2.5	2.6
Leverage ratio maximum per covenant for the first specified period							3.5	3.5
Leverage ratio maximum per covenant for the second specified period							2.5	2.5
Adjusted EBITDA							$ 145.8	R 2,069,400,000	$ 315.6	4,473,800,000	$ 316.4	3,895,600,000	R 6,492,300,000	R 8,369,400,000	R 9,851,000,000
Strike period	5 months
Value of shares for cash		R 1,700,000,000
RCF, maturing on 15 November 2019
Working capital and going concern assessment
Refinancing																R 6,000,000
US$600 million revolving credit facility (RCF)
Working capital and going concern assessment
Notional amount | $							600.0		600.0		600.0
R6.0 billion revolving credit facility
Working capital and going concern assessment
Notional amount																R 6,000,000,000	R 6,000,000,000	R 6,000,000,000
US Region/ Stillwater
Working capital and going concern assessment
Profit or loss							$ 171.6	R 2,437,100,000	$ (118.3)	(1,564,600,000)	2.7	33,200,000
Actual leverage ratio							3.2		2.5							3.2	2.5
Interest coverage ratio							4.7	4.7						4.9
Leverage ratio targeted maximum							4.0	4.0
Adjusted EBITDA							$ 208.4	R 2,959,100,000	$ 160.3	R 2,264,500,000	$ 153.3	R 1,887,400,000
Number of shares issued | shares		108,932,356
Par value per share | R / shares		R 0
Rustenburg operations
Working capital and going concern assessment
Refinement period					4 months
SA PGM operations
Working capital and going concern assessment
Actual leverage ratio							1.0									1.0
Wage negotiations term							3 years	3 years
Pipeline available for sale period							3 months	3 months
Drdgold Business unit
Working capital and going concern assessment
Adjusted EBITDA								R (3,114,000,000)
Forecast | Rustenburg operations
Working capital and going concern assessment
Adjusted EBITDA						R 0
Negative impact period						12 months
Forward contract
Working capital and going concern assessment
Proceeds from Pre-payment of forward contract			$ 125.0	R 1,750,000,000